Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Cash and other bank balances	$ 424,226	$ 504,468		$ 422,623
Total	$ 424,226	$ 504,468	$ 388,186	$ 422,623	$ 450,907	$ 461,788